Debt (Tables)	6 Months Ended
Jun. 30, 2021
Marketwise, LLC
Line of Credit Facility [Line Items]
Schedule of Long-term Debt Instruments
The following table summarizes the loan payable outstanding:

	As of December 31,
	2020	2019
Advance due May 6, 2020	$—	$1,988
Advance due December 22, 2021	—	3,402
Total principal	$—	$5,390
Less: current portion	—	(4,256)
Total long-term portion of loan payable	$—	$1,134